Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Finite-Lived Intangible Assets

	As of December 31, 2013
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	2,969	(1,056)	1,913
Domain name use right	1,550	(388)	1,162
Revenue sharing agreement	2,559	(533)	2,026
Customer relationship	6,479	(903)	5,576
Non-compete agreement	361	(87)	274
User base	2,509	(1,812)	697
Technology	6,889	(1,121)	5,768
Game	197	(197)	—
Licenses	1,230	(113)	1,117

Total	24,743	(6,210)	18,533

	As of December 31, 2012
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	2,873	(443)	2,430
Domain name use right	1,550	(233)	1,317
Revenue sharing agreement	2,482	(191)	2,291
Customer relationship	1,400	(118)	1,282
Non-compete agreement	350	(31)	319
User base	2,434	(67)	2,367
Technology	3,214	(172)	3,042
Game	191	(26)	165

Total	14,494	(1,281)	13,213

Acquired Finite-Lived Intangible Assets by Major Class

Estimated weighted average useful life
Revenue sharing agreement	7.6 years
Customer relationships	4.0 years
Non-compete agreement	6.6 years
User base	1.5 years
Technology	4.6 years
Game	0.6 years
License	2.7 years

Future Amortization Expense of Finite-Lived Intangible Assets

Amount
US$
For the year ending
2014	5,529
2015	4,827
2016	4,319
2017	1,877
2018	1,238
2019 and thereafter	743

Total	18,533